Share capital (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Balance, amount	$ 12,909,262	$ 30,542,220
Shares issued amount	685,051	0
Warrants issued, amounts		1,231,980
Shares for debt, amount	685,051
Balance, amount	$ 10,202,085	$ 15,549,268
Share options exercised shares	94,000	21,000
Share options exercised amount		$ 20,247
Class B Common Shares [Member]
Statement [Line Items]
Begininig balance shares	39,376,723	38,504,210
Balance, amount	$ 137,626,863	$ 143,258,972
Shares issued amount	$ 2,139,808
Warrants issued, share		0
Warrants issued, amounts		$ 0
Shares issued shares	6,798,358
Warrants expired shares	0	0
Warrants expired amount	$ 0	$ 0
Shares for debt, share	1,139,304
Shares for debt, amount	$ 685,051
Ending balance shares	47,408,385	39,040,614
Balance, amount	$ 140,554,285	$ 137,306,933
Shares Repurchase shares		(1,904,700)
Shares Repurchase amount		$ (7,165,356)
Share options exercised shares	94,000	21,000
Share options exercised amount	$ 102,563	$ 33,247
PSU converted to amount		$ 1,180,070
PSU converted to shares		2,420,104
Class A Common Shares [Member]
Statement [Line Items]
Begininig balance shares	72	72
Balance, amount	$ 151,622	$ 151,588
Shares issued amount	0
Warrants expired amount	0	0
Shares Repurchase	0	0
Plan of arrangement	$ 0	0
Shares based payment amount		0
Share cancellation amount		$ 0
Ending balance shares	72	72
Balance, amount	$ 151,622	$ 151,588
Represents information of warrant. [Member]
Statement [Line Items]
Begininig balance shares	10,324,043	6,482,093
Balance, amount	$ 2,723,356	$ 2,142,400
Shares issued amount	$ 0
Warrants issued, share		3,925,000
Warrants issued, amounts		$ 1,231,980
Warrants expired shares	(1,350,000)	(7,311)
Warrants expired amount	$ (286,189)	$ (138,885)
Shares Repurchase		$ 0
Shares for debt, amount	$ 0
Ending balance shares	8,974,043	10,399,782
Balance, amount	$ 2,437,167	$ 3,235,495
Share options exercised amount	$ 0	0
PSU converted to amount		$ 0